Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in the estimated fair value of the Partnership’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the year-ended December 31, 2014 is as follows:

Year ended December 31, 2014 $
Balance at beginning of period	—
Acquisition of Logitel	(21,170)
Unrealized gain included in Other income – net	(278)

Balance at end of period	(21,448)

Changes in the estimated fair value of the Partnership’s contingent consideration liability relating to the acquisition of the Scott Spirit, which was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2013 and 2012 are as follows:

	Year Ended
	December 31, 2013	December 31, 2012
	$	$
Balance at beginning of period	(5,681)	(10,894)
Settlement of liability	6,000	5,870
Unrealized loss included in Other income – net	(319)	(657)

Balance at end of period	—	(5,681)

Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis:

		December 31, 2014		December 31, 2013
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		$	$	$	$
Recurring:
Cash and cash equivalents and restricted cash	Level 1	298,898	298,898	219,126	219,126
Logitel contingent consideration (see above)	Level 3	(21,448)	(21,448)	—	—
Derivative instruments (note 12)
Interest rate swap agreements	Level 2	(216,488)	(216,488)	(141,143)	(141,143)
Cross currency swap agreement	Level 2	(120,503)	(120,503)	(25,433)	(25,433)
Foreign currency forward contracts	Level 2	(11,268)	(11,268)	(842)	(842)

Non-Recurring:
Vessels and equipment (note 19)	Level 2	—	—	17,250	17,250
Other:
Long-term debt - public (note 8)	Level 1	(855,255)	(825,628)	(487,097)	(496,609)
Long-term debt - non-public (note 8)	Level 2	(1,580,768)	(1,574,649)	(1,881,879)	(1,835,218)

Summary of Partnership's Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	Year Ended December 31, 2014 $	Year Ended December 31, 2013 $
Direct financing leases	Payment activity	Performing	22,458	27,567